MFC Bancorp and its Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of Voting Interest	0.46%
MFC (A) Ltd
Disclosure of subsidiaries [line items]
Subsidiaries	MFC (A) Ltd
Country of Incorporation	Marshall Islands
Proportion of Voting Interest	100.00%
MFC (D) Ltd
Disclosure of subsidiaries [line items]
Subsidiaries	MFC (D) Ltd
Country of Incorporation	Marshall Islands
Proportion of Voting Interest	100.00%
Brock Metals s.r.o.
Disclosure of subsidiaries [line items]
Subsidiaries	Brock Metals s.r.o.
Country of Incorporation	Slovakia
Proportion of Voting Interest	100.00%
1178936 B.C. Ltd.
Disclosure of subsidiaries [line items]
Subsidiaries	1178936 B.C. Ltd.
Country of Incorporation	Canada
Proportion of Voting Interest	100.00%